Revenue from Contracts with Customers: Future lease income (Details) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Future lease income:
Lease payments receivable	$ 18,513,795	$ 16,629,413	$ 13,196,621
2021
Future lease income:
Lease payments receivable			2,515,572
2022
Future lease income:
Lease payments receivable		3,684,803	2,315,111
2023
Future lease income:
Lease payments receivable	4,531,807	3,415,663	2,184,496
2024.
Future lease income:
Lease payments receivable	4,070,098	2,962,391	1,943,444
2025
Future lease income:
Lease payments receivable	3,869,058	2,821,799	1,857,885
2026 - 2030
Future lease income:
Lease payments receivable	$ 6,042,832	$ 3,744,757	$ 2,380,113